Equity, Distributions Earned (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
General partner's distributions:
General partner's distributions	$ 260		$ 153		$ 496		$ 153
General partner's IDRs	103		0		103		0
Total general partner's distributions	363	[1]	153	[1]	599	[1]	153	[1]
Limited partners' distributions:
Common	6,343		3,734		12,178		3,734
Subordinated	6,254		3,734		12,013		3,734
Total limited partners' distributions	12,597		7,468		24,191		7,468
Total Cash Distributions	$ 12,960		$ 7,621		$ 24,790		$ 7,621

[1]	General partner's distributions (including IDRs) consist of the 2% general partner interest and IDRs, which entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.388125 per unit per quarter. See Note L for further discussion related to IDRs.